Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash And Cash Equivalents [Line Items]
Cash at bank and in hand	$ 75,111	$ 36,778
Cash equivalents	821	26,174
Cash and cash equivalents	75,932	62,952	$ 229,660
Denominated in US$
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	62,478	58,254
Denominated in RMB
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	6,761	3,916
Denominated in Hong Kong dollar
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	5,948	20
Denominated in Australia dollar
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 745	$ 762